Changes in the Scope of Consolidation Due to Acquisitions and Divestments (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations 1 [Abstract]
Summary of Final Purchase Price Allocation	The provisional purchase price allocation, as presented in the table below, resulted in the recognition of goodwill of €901 million:

(€ million)	Fair value at acquisition date
Intangible assets other than goodwill	1,549
Other current and non-current assets and liabilities	41
Net deferred tax position	(245)
Net assets of Synthorx	1,345
Goodwill	901
Purchase price	2,246
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